Changes in Accrued Restructuring Charges (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance		¥ 45,760	¥ 38,404	¥ 32,933
Restructuring costs		90,689	75,570	74,386
Non-cash charges		(17,169)	(18,991)	(5,161)
Cash payments		(68,724)	(53,194)	(68,240)
Adjustments		361	3,971	4,486
Accrued restructuring charges, ending balance		50,917	45,760	38,404
Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance		31,844	32,729	24,997
Restructuring costs		53,261	41,820	62,752
Cash payments		(48,787)	(46,017)	(58,518)
Adjustments		403	3,312	3,498
Accrued restructuring charges, ending balance		36,721	31,844	32,729
Non-cash write-downs and disposals, net
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	17,169	18,991	5,161
Non-cash charges	[1]	(17,169)	(18,991)	(5,161)
Other associated costs
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance		13,916	5,675	7,936
Restructuring costs		20,259	14,759	6,473
Cash payments		(19,937)	(7,177)	(9,722)
Adjustments		(42)	659	988
Accrued restructuring charges, ending balance		¥ 14,196	¥ 13,916	¥ 5,675

[1]	Significant asset impairments excluded from restructuring charges are described in Note 13.